Discontinued Operations (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2025	Jan. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Discontinued Operations [Line Items]
Cash consideration			¥ 70,000
Shareholding ratio			7.85%
Meidiya [Member]
Discontinued Operations [Line Items]
Cash consideration		¥ 30,240
Equity interest percentage		44.70%
Class B Ordinary Shares [Member]
Discontinued Operations [Line Items]
Issuance of common stock (in Shares)			6,666,668		6,666,668
Puyi Group Limited [Member]
Discontinued Operations [Line Items]
Percentage of equity interests disposed	100.00%
Cash consideration	¥ 70,000
Percentage of aggregate shares outstanding, diluted				7.85%
Percentage of aggregate voting power, diluted				16.75%
Puyi Group Limited [Member] | Class B Ordinary Shares [Member]
Discontinued Operations [Line Items]
Issuance of common stock (in Shares)				250,000
AIFU [Member]
Discontinued Operations [Line Items]
Percentage of equity interests disposed		100.00%
Recognized loss			¥ 8,187